Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense And Other Assets Current [Abstract]
Inventories	$ 4,007	$ 192
Advances for working capital purposes	8,250	6,050
Voyage charters deferred contract costs and other	1,086	292
Total prepaid expenses and other current assets	$ 13,343	$ 6,534